Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($) Segment		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2013 Steel Segment [Member] Segment	Dec. 31, 2013 Mining Segment [Member] Segment	Dec. 31, 2013 Power Segment [Member] Segment	Dec. 31, 2013 Ferroalloy Segment [Member] Segment	Dec. 31, 2013 Cross Currency Option [Member] USD ($)	Dec. 31, 2012 Cross Currency Option [Member] USD ($)	Dec. 31, 2011 Cross Currency Option [Member] USD ($)	Dec. 31, 2013 Cross Currency Swap [Member] USD ($)	Dec. 31, 2012 Cross Currency Swap [Member] USD ($)	Dec. 31, 2011 Cross Currency Swap [Member] USD ($)	Dec. 31, 2013 Minimum [Member] RUB	Dec. 31, 2012 Minimum [Member] RUB	Dec. 31, 2011 Minimum [Member] RUB	Dec. 31, 2013 Maximum [Member]
Accounting Policies [Line Items]
Goodwill impairment	$ 38,310,000		$ 156,447,000			$ 0
Property plant equipment, description	In the reporting periods ending before January 1, 2009,for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of noncontrolling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009
Repair and maintenance costs	82,253,000		98,122,000		104,557,000
Decrease in depletion expense					17,323,000
Increase in income from continuing operations, net of taxes					13,858,000
Increase decrease in common share					$ 0.00003
Reviewing period of proven and probable reserves	3 years
Intangible assets with determinable useful lives																	2 years			16 years
Number of reporting units by segments for goodwill allocation purposes							3	5	2	1
Credit terms, standard, in days																	30 days			60 days
Credit terms, related party customers, in days																	2 days			365 days
Maturity period of cash and cash equivalent	three months or less
Social contributions					34.00%
Russian Pension Fund contribution rate	22.00%		22.00%		26.00%
Obligatory Medical Insurance Fund contribution rate	5.10%		5.10%		5.10%
Social Insurance Fund contribution rate	2.90%		2.90%		2.90%
Annual gross salary	17,800		16,900		15,800												568,000	512,000	463,000
Percentage of annual gross salary	10.00%		10.00%		0.00%
Contributions to Russian pension fund	192,820,000		176,912,000		210,004,000
Contributions to pension plans under UMWA (The BCG Companies)	1,967,000		2,709,000		3,900,000
Shipping, handling and transportation costs	1,123,574,000		1,153,471,000		1,120,581,000
Unrecognized tax benefits	78,332,000	[1]	20,202,000	[1]
Interest and penalties included in unrecognized tax benefits	13,789,000		3,499,000
Number of business segments	4
Gain (loss) related to the change in the fair value of derivative instruments	21,528,000										20,682,000	20,276,000		1,791,000	6,527,000	(20,784,000)
Foreign currency forward and options contracts outstanding

[1]	See Note 19